Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Employee Profit Sharing (Details)	12 Months Ended
Dec. 31, 2025
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Percentage of employee profit sharing based on individual company taxable income	10.00%